CONVERTIBLE LOAN (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE LOAN
Schedule of Convertible loan
	As of December 31
	2011	2012
	RMB	RMB

Principal IFC loan	—	125,710
Unamortized discount	—	(4,554)
Net carrying amount	—	121,156